Guarantor and Non-Guarantor Financial Information (Details) (USD $)	3 Months Ended													12 Months Ended																						12 Months Ended
	Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2012	Sep. 30, 2014 Parent Company [Member]		Sep. 30, 2013 Parent Company [Member]		Sep. 30, 2012 Parent Company [Member]	Sep. 30, 2014 Guarantor Subsidiaries [Member]		Sep. 30, 2013 Guarantor Subsidiaries [Member]		Sep. 30, 2012 Guarantor Subsidiaries [Member]	Sep. 30, 2014 Non-Guarantor Subsidiaries [Member]		Sep. 30, 2013 Non-Guarantor Subsidiaries [Member]		Sep. 30, 2012 Non-Guarantor Subsidiaries [Member]	Sep. 30, 2014 Energizer Receivables Funding Corp. [Member]	Sep. 30, 2013 Energizer Receivables Funding Corp. [Member]	Sep. 30, 2014 Consolidation, Eliminations [Member]		Sep. 30, 2013 Consolidation, Eliminations [Member]		Sep. 30, 2012 Consolidation, Eliminations [Member]	Sep. 30, 2014 Senior Notes Due May 2021 [Member]	Sep. 30, 2013 Senior Notes Due May 2021 [Member]	May 19, 2011 Senior Notes Due May 2021 [Member]	Sep. 30, 2014 Senior Notes Due May 2022 [Member]	Sep. 30, 2013 Senior Notes Due May 2022 [Member]	May 24, 2012 Senior Notes Due May 2022 [Member]
Aggregate principal amount																																											$ 600,000,000		$ 500,000,000
Long-term Debt	1,998,900,000								2,138,800,000					1,998,900,000		2,138,800,000																									600,000,000	600,000,000		498,900,000	498,800,000
Debt Instrument, Interest Rate, Stated Percentage																																									4.70%		4.70%	4.70%		4.70%
Income Statement [Abstract]
Net sales	1,141,400,000		1,130,000,000		1,062,400,000		1,113,900,000		1,066,100,000		1,111,500,000	1,095,900,000	1,192,500,000	4,447,700,000		4,466,000,000		4,567,200,000	0		0		0	2,679,500,000		2,667,100,000		2,773,500,000	2,517,500,000		2,367,800,000		2,433,300,000			(749,300,000)		(568,900,000)		(639,600,000)
Cost of products sold														2,312,500,000		2,361,700,000		2,429,300,000	0		0		0	1,609,500,000		1,585,700,000		1,691,900,000	1,448,600,000		1,345,200,000		1,373,800,000			(745,600,000)		(569,200,000)		(636,400,000)
Gross profit	576,100,000		539,000,000		508,300,000		511,800,000		501,600,000		510,400,000	530,700,000	561,600,000	2,135,200,000		2,104,300,000		2,137,900,000	0		0		0	1,070,000,000		1,081,400,000		1,081,600,000	1,068,900,000		1,022,600,000		1,059,500,000			(3,700,000)		300,000		(3,200,000)
Selling, general and administrative expense														859,900,000		825,000,000		887,800,000	30,500,000		0		200,000	425,100,000		405,900,000		444,900,000	404,300,000		419,100,000		442,700,000			0		0		0
Advertising and sales promotion expense														492,900,000		439,900,000		449,500,000	0		0		0	289,600,000		237,900,000		249,900,000	204,200,000		203,100,000		200,700,000			(900,000)		(1,100,000)		(1,100,000)
Research and development expense														94,800,000		99,000,000		112,500,000	0		0		0	92,900,000		98,800,000		112,300,000	1,900,000		200,000		200,000			0		0		0
2013 restructuring	14,800,000	[1]	20,600,000	[1]	17,600,000	[1]	17,500,000	[1]	23,300,000		19,100,000	24,800,000	30,700,000	92,600,000		139,300,000		7,300,000	0		0		0	52,400,000		107,900,000		7,300,000	40,200,000		31,400,000		0			0		0		0
Prior restructuring														0		0		6,800,000					0					(400,000)					7,200,000							0
Net pension/post-retirement gains	(800,000)		0		0		0		(44,000,000)		0	0	(23,500,000)	(1,100,000)		(107,600,000)		0	0		0			0		(107,600,000)			(1,100,000)		0					0		0
Interest expense/(income)														122,600,000		130,500,000		127,300,000	119,000,000		124,700,000		122,600,000	(100,000)		(300,000)		(500,000)	3,700,000		6,100,000		5,200,000			0		0		0
Intercompany interest (income)/expense														0		0		0	(116,800,000)		(122,600,000)		(119,500,000)	116,800,000		122,600,000		118,700,000	0		0		800,000			0		0		0
Other financing items, net														0		10,300,000		(5,100,000)	0		0		0	700,000		3,000,000		(500,000)	(700,000)		7,300,000		(4,500,000)			0		0		(100,000)
Intercompany service fees														0		0		0	0		0		0	10,700,000		14,100,000		12,800,000	(10,700,000)		(14,100,000)		(12,800,000)			0		0		0
Equity in earnings of subsidiaries														0		0		0	(383,800,000)		(409,800,000)		(414,300,000)	(339,500,000)		(276,400,000)		(315,100,000)	0		0		0			723,300,000		686,200,000		729,400,000
Earnings before income taxes														473,500,000		567,900,000		565,400,000	351,100,000		407,700,000		411,000,000	421,400,000		475,500,000		451,400,000	427,100,000		369,500,000		434,400,000			(726,100,000)		(684,800,000)		(731,400,000)
Income taxes														117,400,000		160,900,000		156,500,000	(5,000,000)		700,000		2,100,000	51,900,000		81,200,000		60,200,000	73,300,000		77,600,000		96,200,000			(2,800,000)		1,400,000		(2,000,000)
Net earnings	85,200,000		64,500,000		98,500,000		107,900,000		105,100,000		87,200,000	84,900,000	129,800,000	356,100,000		407,000,000		408,900,000	356,100,000		407,000,000		408,900,000	369,500,000		394,300,000		391,200,000	353,800,000		291,900,000		338,200,000			(723,300,000)		(686,200,000)		(729,400,000)
Other comprehensive (loss)/income, net of tax														(98,200,000)		44,900,000		(37,100,000)	(98,200,000)		44,900,000		(37,100,000)	(69,500,000)		27,200,000		(23,500,000)	(89,000,000)		16,400,000		(28,000,000)			158,500,000		(43,600,000)		51,500,000
Total comprehensive income														257,900,000		451,900,000		371,800,000	257,900,000		451,900,000		371,800,000	300,000,000		421,500,000		367,700,000	264,800,000		308,300,000		310,200,000			(564,800,000)		(729,800,000)		(677,900,000)
Current Assets
Cash and cash equivalents	1,129,000,000								998,300,000					1,129,000,000		998,300,000		718,500,000	0		8,000,000		4,000,000	3,300,000		8,400,000		9,200,000	1,125,700,000		981,900,000		705,300,000			0		0		0
Trade receivables, net	495,000,000	[2]							480,600,000	[3]				495,000,000	[2]	480,600,000	[3]		0	[2]	0	[4]		6,500,000	[2]	11,800,000	[4]		488,500,000	[2]	468,800,000	[4]		247,900,000	221,400,000	0	[2]	0	[4]
Inventories	616,900,000								616,300,000					616,900,000		616,300,000			0		0			336,900,000		334,700,000			321,000,000		312,700,000					(41,000,000)		(31,100,000)
Other current assets	488,700,000								473,200,000					488,700,000		473,200,000			100,000		23,500,000			253,200,000		270,500,000			223,600,000		194,700,000					11,800,000		(15,500,000)
Total current assets	2,729,600,000								2,568,400,000					2,729,600,000		2,568,400,000			100,000		31,500,000			599,900,000		625,400,000			2,158,800,000		1,958,100,000					(29,200,000)		(46,600,000)
Investment in subsidiaries	0								0					0		0			7,287,000,000		7,007,500,000			2,204,600,000		1,920,700,000			0		0					(9,491,600,000)		(8,928,200,000)
Intercompany receivables, net	0	[5]							0	[5]				0	[5]	0	[5]		0		0	[6]		4,336,900,000	[5]	4,258,800,000			337,300,000	[5]	260,100,000					(4,674,200,000)		(4,518,900,000)
Intercompany notes receivable	0	[5]							0	[5]				0	[5]	0	[5]		2,038,300,000	[5]	2,180,300,000			1,900,000		4,500,000	[6]		12,600,000	[5]	0	[6]				(2,052,800,000)	[5]	(2,184,800,000)
Property, plant and equipment, net	751,700,000								755,600,000					751,700,000		755,600,000			0		0			417,600,000		474,700,000			334,100,000		280,900,000					0		0
Goodwill	1,487,400,000								1,475,800,000					1,487,400,000		1,475,800,000			0		0			1,086,500,000		1,104,900,000			400,900,000		370,900,000					0		0
Other intangible assets, net	1,847,300,000								1,835,500,000					1,847,300,000		1,835,500,000			0		0			1,653,200,000		1,629,500,000			194,100,000		206,000,000					0		0
Other noncurrent assets	112,700,000								82,100,000					112,700,000		82,100,000			8,300,000		10,200,000			35,000,000		13,400,000			69,400,000		58,500,000					0		0
Total assets	6,928,700,000								6,717,400,000					6,928,700,000		6,717,400,000			9,333,700,000		9,229,500,000			10,335,600,000		10,031,900,000			3,507,200,000		3,134,500,000					(16,247,800,000)		(15,678,500,000)
Liabilities [Abstract]
Current liabilities	1,573,700,000								1,153,400,000					1,573,700,000		1,153,400,000			368,300,000		184,400,000			531,400,000		421,300,000			674,000,000		572,500,000					0		(24,800,000)
Intercompany payables, net	0	[5]							0	[5]				0	[5]	0	[5]		4,674,200,000		4,518,900,000	[5]		0	[5]				0	[5]						(4,674,200,000)	[5]	(4,518,900,000)	[5]
Intercompany notes payable	0	[5]							0	[5]				0	[5]	0	[5]		0	[5]	0	[5]		2,050,900,000	[5]	2,180,300,000			1,900,000	[5]	4,500,000	[5]				(2,052,800,000)		(2,184,800,000)	[5]
Long-term debt	1,768,900,000								1,998,800,000					1,768,900,000		1,998,800,000			1,768,900,000		1,998,800,000			0		0			0							0		0
Other noncurrent liabilities	1,063,800,000								1,111,600,000					1,063,800,000		1,111,600,000			0		73,800,000			852,600,000		839,600,000			211,200,000		198,200,000					0
Total liabilities	4,406,400,000								4,263,800,000					4,406,400,000		4,263,800,000			6,811,400,000		6,775,900,000			3,434,900,000		3,441,200,000			887,100,000		775,200,000					(6,727,000,000)		(6,728,500,000)
Shareholders' equity
Stockholders' Equity Attributable to Parent	2,522,300,000								2,453,600,000					2,522,300,000		2,453,600,000		2,069,500,000	2,522,300,000		2,453,600,000			6,900,700,000		6,590,700,000			2,620,100,000		2,359,300,000					(9,520,800,000)		(8,950,000,000)
Total liabilities and shareholders' equity	6,928,700,000								6,717,400,000					6,928,700,000		6,717,400,000			9,333,700,000		9,229,500,000			10,335,600,000		10,031,900,000			3,507,200,000		3,134,500,000					(16,247,800,000)		(15,678,500,000)
Cash flow from operating activities
Net cash flow from operating activities														572,000,000		750,000,000		631,600,000	(108,200,000)		(14,300,000)		87,400,000	370,100,000		317,100,000		275,900,000	365,500,000		569,700,000		327,400,000			(55,400,000)		(122,500,000)		(59,100,000)
Cash flow from investing activities
Capital expenditures														(85,300,000)		(90,600,000)		(111,000,000)	0		0		0	(53,800,000)		(53,900,000)		(73,400,000)	(31,500,000)		(36,700,000)		(37,600,000)			0		0		0
Proceeds from sale of assets														9,100,000		1,800,000		19,300,000	0		0		0	8,100,000		0		2,000,000	1,000,000		1,800,000		17,300,000			0		0		0
Acquisition, net of cash acquired														(187,100,000)		0		0	0					(52,000,000)					(135,100,000)							0
Proceeds from intercompany notes														0		0			140,100,000		231,500,000		441,000,000	2,500,000		17,600,000		2,800,000	0		11,000,000		0			(142,600,000)		(260,100,000)		(443,800,000)
Payments for intercompany notes														0					0				(498,600,000)	0				0	(12,900,000)				(5,000,000)			12,900,000				503,600,000
Intercompany receivable/payable, net														0		0		0	(135,000,000)		0		0	(302,000,000)		(100,400,000)		(358,400,000)	(55,500,000)		(62,000,000)		(105,000,000)			492,500,000		162,400,000		463,400,000
Proceeds from return of capital																		0					0					700,000					0							(700,000)
Payments for equity contributions														0		0		0	0		0		0	(44,200,000)		(500,000)		(3,100,000)	0		0		0			44,200,000		500,000		3,100,000
Other, net														(100,000)		(300,000)		(3,200,000)	0		0		0	0		0		(1,100,000)	(100,000)		(300,000)		(2,100,000)			0		0		0
Net cash used by investing activities														(263,400,000)		(89,100,000)		(94,900,000)	5,100,000		231,500,000		(57,600,000)	(441,400,000)		(137,200,000)		(430,500,000)	(234,100,000)		(86,200,000)		(132,400,000)			407,000,000		(97,200,000)		525,600,000
Cash flow from financing activities
Cash proceeds from issuance of debt with original maturities greater than 90 days, net of discount														0		0		498,600,000					498,600,000					0					0							0
Cash payments on debt with original maturities greater than 90 days														(140,100,000)		(231,500,000)		(441,000,000)	(140,100,000)		(231,500,000)		(441,000,000)	0		0		0	0		0		0			0		0		0
Payment of debt issue cost														0		0		(4,300,000)					(4,300,000)					0					0							0
Net (decrease)/increase in debt with original maturities of 90 days or less														194,200,000		(63,900,000)		100,900,000	135,000,000		0		0	2,900,000		(200,000)		(8,100,000)	56,300,000		(63,700,000)		109,000,000			0		0		0
Proceeds from intercompany notes														0				0	0				0	12,900,000				503,600,000	0				0			(12,900,000)				(503,600,000)
Payments for intercompany notes														0		0		0	0		0		0	(140,100,000)		(242,500,000)		(441,000,000)	(2,500,000)		(17,600,000)		(2,800,000)			142,600,000		260,100,000		443,800,000
Common stock purchased														(94,400,000)		0		(417,800,000)	(94,400,000)				(417,800,000)	0				0	0				0			0				0
Proceeds from issuance of common stock														9,900,000		18,200,000		3,000,000	9,900,000		18,200,000		3,000,000	0		0		0	0		0		0			0		0		0
Excess tax benefits from share-based payments														6,600,000		5,300,000		2,200,000	6,600,000		5,300,000		2,200,000	0		0		0	0		0		0			0		0		0
Cash dividends paid														(123,900,000)		(105,600,000)		(24,900,000)	(123,900,000)		(105,600,000)		(24,900,000)	0		0		0	0		0		0			0		0		0
Intercompany receivable/payable, net														0		0		0	302,000,000		100,400,000		358,400,000	190,500,000		62,000,000		105,000,000	0		0		0			(492,500,000)		(162,400,000)		(463,400,000)
Proceeds for equity contributions														0		0		0	0		0		0	0		0		0	44,200,000		500,000		3,100,000			(44,200,000)		(500,000)		(3,100,000)
Capital (contribution)/return																		0					0					0					(700,000)							700,000
Payment for intercompany equity distribution														0		0		0	0		0		0	0		0		0	(55,400,000)		(122,500,000)		(59,100,000)			55,400,000		122,500,000		59,100,000
Net cash used by financing activities														(147,700,000)		(377,500,000)		(283,300,000)	95,100,000		(213,200,000)		(25,800,000)	66,200,000		(180,700,000)		159,500,000	42,600,000		(203,300,000)		49,500,000			(351,600,000)		219,700,000		(466,500,000)
Effect of exchange rate changes on cash														(30,200,000)		(3,600,000)		(6,100,000)	0		0		0	0		0		0	(30,200,000)		(3,600,000)		(6,100,000)			0		0		0
Net increase/(decrease) in cash and cash equivalents														130,700,000		279,800,000		247,300,000	(8,000,000)		4,000,000		4,000,000	(5,100,000)		(800,000)		4,900,000	143,800,000		276,600,000		238,400,000			0		0		0
Cash and cash equivalents, beginning of period							998,300,000						718,500,000	998,300,000		718,500,000		471,200,000	8,000,000		4,000,000		0	8,400,000		9,200,000		4,300,000	981,900,000		705,300,000		466,900,000			0		0		0
Cash and cash equivalents, end of period	$ 1,129,000,000								$ 998,300,000					$ 1,129,000,000		$ 998,300,000		$ 718,500,000	$ 0		$ 8,000,000		$ 4,000,000	$ 3,300,000		$ 8,400,000		$ 9,200,000	$ 1,125,700,000		$ 981,900,000		$ 705,300,000			$ 0		$ 0		$ 0

[1]	Includes net of tax costs of $7.6 and $3.4 for the twelve months ended September 30, 2014 and 2013, respectively, associated with certain information technology and related activities, which are included in SG&A on the Consolidated Statements of Earnings and Comprehensive Income. Additionally, this includes net of tax costs of $0.8 and $3.8, for the twelve months ended September 30, 2014 and 2013, respectively, associated with obsolescence charges related to the exit of certain non-core product lines as a result of our restructuring, which are included in Cost of products sold on the Consolidated Statements of Earnings and Comprehensive Income. The information technology costs and non-core inventory obsolescence charges are considered part of the total project costs incurred for our restructuring project.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $247.9 at September 30, 2014 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[3]	Trade receivables, net for the Non-Guarantors includes approximately $221.4 at September 30, 2013 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[4]	Gain/(Loss) recognized in Income was recorded as follows: Share option in Selling, general and administrative expense and foreign currency and commodity contracts in other financing item, net.
[5]	Intercompany activity includes notes that bear interest due from the Guarantors to the Parent Company. Interest rates on these notes approximate the interest rates paid by the Parent on third party debt. Additionally, other intercompany activities include product purchases between Guarantors and Non-Guarantors, charges for services provided by the parent and various subsidiaries to other affiliates within the consolidated entity and other intercompany activities in the normal course of business.
[6]	The Company discontinued the zinc hedging program in fiscal 2013. The final settlement of outstanding zinc contracts resulted in a loss of $1.9 for the year ended September 30, 2013.